Notes Related to the Consolidated Statements of Financial Position - Schedule of Intangible Assets with a Finite Life are Amortized on Basis of Straight-line Method Over their Estimated Useful Life (Details) - Software
12 Months Ended
Dec. 31, 2020
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Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life (years)	1 year
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Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life (years)	5 years